3. Basis of Presentation and Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equipment | MinimumMember
Property and Equipment
Estimated useful Life	3 years	3 years
Equipment | MaximumMember
Property and Equipment
Estimated useful Life	5 years	5 years
Furniture And Fixtures
Property and Equipment
Estimated useful Life	5 years	5 years
Software
Property and Equipment
Estimated useful Life	3 years	3 years
LeaseholdImprovementsMember
Property and Equipment
Estimated useful Life, description	Lesser of lease term or life of improvements	Lesser of lease term or life of improvements